Summary of Parent Company's Long-Term Debt (Parenthetical) (Detail)	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011	Jan. 29, 2011
7.625% notes, due fiscal 2011
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		7.625%		7.625%
7.875% senior notes, due fiscal 2013
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	7.875%	7.875%	7.875%	7.875%
7.375% senior notes, due fiscal 2018
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	7.375%	7.375%	7.375%	7.375%
8.750% debentures, due fiscal 2021
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	8.75%	8.75%	8.75%	8.75%
Parent company | 7.625% notes, due fiscal 2011
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		7.625%		7.625%
Parent company | 7.875% senior notes, due fiscal 2013
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		7.875%		7.875%
Parent company | 7.375% senior notes, due fiscal 2018
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		7.375%		7.375%
Parent company | 8.750% debentures, due fiscal 2021
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		8.75%		8.75%